Note 28 - Retained earnings, revaluation reserves and other reserves. (Tables)	12 Months Ended
Dec. 31, 2017
Retained earnings, revaluation reserves and other reserves.
Retained Earnings Revaluation Reserves And Other Reserves Breakdown By Concepts
Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of euros)
	2017	2016	2015
Legal reserve	644	624	605
Restricted reserve	159	201	213
Reserves for regularizations and balance revaluations	12	20	22
Voluntary reserves	8,643	8,521	6,971
Total reserves holding company (*)	9,458	9,366	7,811
Consolidation reserves attributed to the Bank and dependent consolidated companies.	15,985	14,275	14,701
Total	25,443	23,641	22,512

(*) Total reserves of BBVA, S.A.

Restricted Reserves
Restricted Reserves (Millions of euros)
	2017	2016	2015
Restricted reserve for retired capital	88	88	88
Restricted reserve for Parent Company shares and loans for those shares	69	111	123
Restricted reserve for redenomination of capital in euros	2	2	2
Total	159	201	213

Retained Earnings Revaluation Reserves And Other Reserves explanatory
Retained earnings, Revaluation reserves and Other reserves (Millions of euros)
	2017	2016	2015
Accumulated income and Revaluation reserves
Holding Company	15,625	14,101	14,763
BBVA Bancomer Group	9,442	9,108	8,178
BBVA Seguros, S.A.	(215)	(62)	261
Corporacion General Financiera, S.A.	1,202	1,187	1,192
BBVA Banco Provincial Group	1,749	1,752	1,751
BBVA Chile Group	951	1,264	1,115
BBVA Paraguay	108	98	90
Compañía de Cartera e Inversiones, S.A.	(20)	(27)	(16)
Anida Grupo Inmobiliario, S.L.	515	528	527
BBVA Suiza, S.A.	(57)	(1)	(4)
BBVA Continental Group	681	611	506
BBVA Luxinvest, S.A.	25	16	33
BBVA Colombia Group	926	803	656
BBVA Banco Francés Group	999	827	621
Banco Industrial De Bilbao, S.A.	25	61	33
Uno-E Bank, S.A	-	-	(62)
Gran Jorge Juan, S.A.	(47)	(30)	(40)
BBVA Portugal Group	(436)	(477)	(511)
Participaciones Arenal, S.L.	(183)	(180)	(180)
BBVA Propiedad S.A.	(503)	(431)	(412)
Anida Operaciones Singulares, S.L.	(4,881)	(4,127)	(3,962)
Grupo BBVA USA Bancshares	(794)	(1,053)	(1,459)
Garanti Turkiye Bankasi Group	751	127	-
Unnim Real Estate	(576)	(477)	(403)
Bilbao Vizcaya Holding, S.A.	145	139	73
Pecri Inversión S.L.	(73)	(75)	(78)
Other	127	25	(62)
Subtotal	25,486	23,708	22,610
Reserves or accumulated losses of investments in joint ventures and associates
Metrovacesa, S.A.	-	-	(143)
Metrovacesa Suelo, S.A.	(53)	(52)	-
Other	9	(15)	45
Subtotal	(44)	(67)	(98)
Total	25,443	23,641	22,512